Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
$

2018	1,154
2019	1,033
2020	135
2,322

Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable Payable Production			Per Ounce/Carat
	to be Purchased (ounces or %)			Cash Payment (US$)			Term of	Date of Contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond	Agreement

Amulsar stream (1),(7)	142,454	694,000		$400	$4		40 years	Nov 25, 2015

Back Forty stream (7)	(7) 18.5%	75%		30% spot price (max $600)	$4		Life of mine	Mar 31, 2015

Brucejack offtake (7)	50%			Based on quotational period			Until delivery of 7,067,000 ounces Au	Sept. 21, 2015

Brucejack stream (2), (7)	4%	4%		$400	$4		Until delivery of 7,067,000 ounces Au	Sept. 21, 2015

Matilda offtake (7)	55%			Based on quotational period			Until delivery of 300,000 ounces Au	May 18, 2015

Mantos stream (3), (7)		100%			25% spot		Life of mine	Sept 11, 2015

Renard stream (4), (7)			9.6%			$50	40 years	Jul 8, 2014

Sasa stream (5), (7)		100%			$5		40 years	Nov 3, 2015

Gibraltar stream (6)		100%			$2.75		Life of mine	March 3, 2017